Vessels, net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Vessels (Abstract)
Carrying amount as at beginning of period	$ 959,550	$ 1,073,986
Acquisitions and improvements	308,141	133,105
Disposals	(38,923)	(156,128)
Impairment of vessels	0	(43,178)	0
Depreciation	(51,949)	(48,235)
Carrying amount as at end of period	$ 1,176,819	$ 959,550	$ 1,073,986